CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,898,378	$ 5,323,482	$ 6,613,406
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	796,566	883,755	1,416,060
(Increase) Decrease In:
Accounts receivable	(14,401,465)	5,949,508	10,516,441
Inventories	12,519,709	1,277,040	(7,138,320)
Advance to suppliers	(24,551,618)	9,000,804	597,301
Other current assets	(6,023)	745,284	220,047
Deferred tax assets	16,440	(27,562)	(188,769)
Notes receivable - bank acceptance notes	15,280,381	(7,270,152)	1,914,927
Increase (Decrease) In:
Accounts payable	(1,144,936)	(394,537)	(1,317,676)
Customer deposits	180,490	(173,243)	(278,858)
Income tax payable	(144,084)	180,545	(138,209)
Other payables and accrued expenses	2,496,349	70,804	46,712
Due to related party	(3,912)	(61,883)	(3,700)
Due to shareholder	44,000	25,000	182,499
Net cash provided by/ (used in) operating activities	(3,019,725)	15,528,845	12,441,861
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(37,848)	(17,537)	(29,687)
Net cash used in investing activities	(37,848)	(17,537)	(29,687)
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease/ (increase) in restricted cash	(489,686)	2,077,201	8,792,289
Proceeds from short-term bank loans	13,497,882	20,422,885	18,462,625
Repayments of short-term bank loans	(17,380,550)	(20,068,975)	(18,462,625)
Proceeds from long-term bank loans	0	7,530,007	0
Proceeds from notes payable-bank acceptance notes	14,662,757	17,846,117	36,202,800
Repayment of notes payable-bank acceptance notes	(14,588,702)	(20,029,819)	(49,367,454)
Repurchase of common share	0	(36,810)	(58,735)
Repayments of bond payable	0	(15,273,177)	0
Net cash used in financing activities	(4,298,299)	(7,532,571)	(4,431,100)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,355,872)	7,978,737	7,981,074
Effect of exchange rate changes on cash	8,088,466	(8,573,383)	(7,853,389)
Cash and cash equivalents at beginning of period	217,631	812,277	684,592
CASH AND CASH EQUIVALENTS AT END OF PERIOD	950,225	217,631	812,277
Cash paid during the periods:
Income taxes paid	840,670	740,873	1,301,687
Interest paid	1,397,635	2,311,039	3,353,344
Non-cash transactions:
Appropriation to statutory reserve	$ 549,232	$ 491,649	$ 609,621